10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Amounts paid or payable		$ 162,700	$ 173,313	$ 174,912
Option based payment		189,834	42,090	333,918
Owed at year end		711,118	343,104	30,856
Director for Investor Relations
Amounts paid or payable		132,000	132,000	132,000
Option based payment		142,834	42,090	333,918
Owed at year end		687,244	319,702	23,231
Consulting (a)
Amounts paid or payable	[1]	0	900	1,125
Option based payment	[1]	13,420	0	0
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	30,700	40,413	41,787
Option based payment	[2]	33,580	0	0
Owed at year end	[2]	$ 23,874	$ 23,402	$ 7,625

[1]	fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	for accounting and management services.